Corporate Information	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate Information
CORPORATE INFORMATION
TransGlobe Energy Corporation (the "Company "or" TransGlobe") is a publicly listed company incorporated in Alberta, Canada and its shares are listed on the Toronto Stock Exchange (“TSX”) and the Global Select Market of the NASDAQ Stock Market (“NASDAQ”). The address of its registered office is 2300, 250 – 5th Street SW, Calgary, Alberta, Canada, T2P 0R4. TransGlobe together with its subsidiaries is engaged primarily in oil and gas exploration, development and production and the acquisition of oil and gas properties.